Convertible Senior Notes (Tables)	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Effective Interest Rates of Notes	For the nine months ended September 30, 2021 and 2022, the effective interest rates of the Notes were as follows:

	For the nine months ended September 30,
	2021	2022
	%	%
The 2023 Notes	7.04%	4.41%
The 2025 Notes	6.01%	2.48%
The 2026 Notes	6.94%	4.53%

Schedule of Carrying Amount of Notes

The carrying amount of the Notes as of December 31, 2021 and September 30, 2022 were as follows:

	As of December 31,	As of September 30,
	2021	2022	2022
	RMB	RMB	US$
Liability component:
Principal	13,402,897	14,966,211	2,103,917
Less: unamortized debt discount	750,725	75,652	10,635
Net carrying amount	12,652,172	14,890,559	2,093,282

Equity component:
Carrying amount	1,793,011	360,025	50,612

Schedule of Amounts of Interest Cost Recognized

For the nine months ended September 30, 2021 and 2022, the amounts of interest cost recognized were as follows:

	For the nine months ended September 30,
	2021	2022	2022
	RMB	RMB	USD
Contractual interest expense	429,521	295,994	41,610
Amortization of the discount, or issuance costs	426,100	47,502	6,678
Total	855,621	343,496	48,288